Provisions - Schedule of changes in defined benefit obligation (Details) - Present value of defined benefit obligation - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
BALANCE AS AT JANUARY 1	€ 515	€ 459
Current service cost	128	105
Past service cost due to curtailment	(404)	0
Actuarial losses/(gains)	(68)	(49)
BALANCE AS AT CLOSING DATE	€ 171	€ 515